Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	Key Link Assets Corp.
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Central Index Key	0001503458
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	14,702,250
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Public Float		$ 0
Trading Symbol	klac